Equity-Based Compensation - Option-Pricing Formula (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of stock options
Risk-free interest rate, minimum	1.32%	0.71%	0.26%
Risk-free interest rate, maximum	2.41%	2.51%	2.42%
Expected volatility, minimum	38.00%	38.00%	32.00%
Expected volatility, maximum	55.00%	64.00%	64.00%
Expected dividend yield	0.00%	0.00%	0.00%
Minimum
Schedule of stock options
Expected term	3 years	1 year	1 year
Maximum
Schedule of stock options
Expected term	10 years	10 years	10 years